Notes to the Balance Sheet - Summary of Maturity Analysis of Lease Liabilities (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Maturity of Lease Liabilities [Line Items]
Net lease liabilities	€ 13,360
Lease liabilities	12,425
Less than 1 Year
Maturity of Lease Liabilities [Line Items]
Net lease liabilities	4,124
Between One and Five Years
Maturity of Lease Liabilities [Line Items]
Net lease liabilities	9,237
More than 5 Years
Maturity of Lease Liabilities [Line Items]
Net lease liabilities	€ 0